Share capital (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended				For the nine months ended
$ millions, except number of shares		2026 Jul. 31	2025 Jul. 31			2026 Jul. 31		2025 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	914,772,714	$16,750	934,230,189	$16,929	926,614,036	$16,845	942,294,598	$17,011
Issuance pursuant to:
Equity-settled share-based compensation plans	648,657	43	786,626	46	3,345,540	216	2,191,152	132
Shareholder investment plan (1)	–	–	–	–	–	–	629	–
	915,421,371	$16,793	935,016,815	$16,975	929,959,576	$17,061	944,486,379	$17,143
Purchase of common shares for cancellation	(7,500,000)	(137)	(5,500,000)	(100)	(22,000,000)	(402)	(15,000,000)	(272)
Treasury shares	14,066	(1)	(66,124)	(8)	(24,139)	(4)	(35,688)	(4)
Balance at end of period	907,935,437	$16,655	929,450,691	$16,867	907,935,437	$16,655	929,450,691	$16,867
(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the shareholder investment plan were purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025.

Schedule of Capital, Leverage and TLAC Ratios
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2026 Jul. 31	2025 Oct. 31
Common Equity Tier 1 (CET1) capital		$49,478	$47,718
Tier 1 capital	A	57,546	54,105
Total capital		64,620	62,287
Total risk-weighted assets (RWA)	B	369,264	357,803
CET1 ratio		13.4%	13.3%
Tier 1 capital ratio		15.6%	15.1%
Total capital ratio		17.5%	17.4%
Leverage ratio exposure	C	$1,333,544	$1,261,098
Leverage ratio	A/C	4.3%	4.3%
TLAC available	D	$127,163	$114,102
TLAC ratio	D/B	34.4%	31.9%
TLAC leverage ratio	D/C	9.5%	9.0%